Employee Retention and Severance Costs	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Restructuring and Related Activities [Abstract]
Employee Retention and Severance Costs

Note 19 — Employee Retention and Severance Costs

The Company is required to record charges for one-time employee severance benefits and other associated costs as incurred.

Incentive Agreements Executive Officer

On October 12, 2015, the Company entered into a series of incentive compensation agreements with Antoine J. Lafargue, as amended on July 13, 2016 (the “CFO Incentive Agreements”). The CFO Incentive Agreements include i) amendments to the provisions for severance payments available to Mr. Lafargue under his existing employment agreement dated October 31, 2014, to include provisions for the payment of up to two years’ salary as severance in the event that Mr. Lafargue’s employment with the Company is terminated under certain circumstances within a period ending ten months after the date on which a Qualifying Transaction (as generally defined below) occurs, capped at $600 thousand; ii) a restricted stock award agreement whereby a restricted stock grant was made to Mr. Lafargue on October 12, 2015 totaling 62,500 shares of common stock that are to vest immediately prior to the completion of a Qualifying Transaction; iii) a potential cash award pursuant to a transaction incentive agreement, which cash award is contingent upon the completion of a Qualifying Transaction and would range from $0 to $1 million based on the market value of the Company’s common stock reflected in the Qualifying Transaction, with the amount of cash award to be equal to $2,750 for each one cent of market value per share of the Company’s common stock reflected in the Qualifying Transaction above a minimum market value threshold of $1.60 per share, as adjusted for any applicable dividends; iv) a phantom stock award, also pursuant to the transaction incentive agreement, with payment contingent upon completion of a Qualifying Transaction and to be based on the value of 62,500 notional shares, payable in cash; and v) an override bonus agreement which provides for a potential cash bonus outside of the Company’s 2012 Omnibus Incentive Compensation Plan that would double the amounts payable under the awards available under ii, iii, and iv above, in certain circumstances.

For purposes of the CFO Incentive Agreements, a “Qualifying Transaction” shall mean either of the following occurring prior to December 31, 2017: i) any transaction or series of related transactions pursuant to which a person acquires at least 50% of the combined voting power of the then-outstanding voting securities of the Company, and ii) the stockholders of the Company approve a complete liquidation or dissolution of the Company, but only if such approval occurs coincident with or following the sale or other disposition of greater than 95%, as defined by gross market value on the October 12, 2015, of the gross assets of the Company.

No accrual has been made in the accompanying condensed consolidated financial statements for the CFO Incentive Agreements as amounts were contingent on the occurrence of future events and service. The Company does not consider the future events to meet the definition of “probable” due to the nature of the events being contingent upon third parties outside of the Company’s control.

Additionally, as a condition precedent to the closing of the Merger with Tellurian, Mr. Lafargue shall have released any and all contractual or similar obligations payable to him from Magellan or its affiliates, or otherwise owed to him as a result of his services as an officer, director, agent or employee of Magellan or its affiliates, provided that such release (i) will be subject to receipt by Mr. Lafargue of an offer of employment by Magellan, effective as of the effective time of the Merger, providing for terms and conditions substantially similar to those set forth in the Tellurian disclosure schedule to the Merger Agreement and (ii) will not affect any right of Mr. Lafargue to indemnification and insurance as provided in the Merger Agreement. Such contractual or similar obligations include those provided by the CFO Incentive Agreements.

Employment Termination of Executive Officer

On and effective as of August 5, 2016, Mr. Wilson tendered his resignation as the Company’s President and CEO and as a member of the Company’s Board of Directors. In accordance with Mr. Wilson’s employment agreement dated as of October 14, 2014, as amended on February 11, 2015, Mr. Wilson will receive (i) monthly severance payments amounting to $300 thousand in the aggregate, for a period of 12 months, (ii) payment of his accrued vacation amounting to approximately $106 thousand (which was paid during the three months ended September 30, 2016, (iii) reimbursement of medical benefits for a period of up to 18 months, estimated to amount to approximately $35 thousand in the aggregate, and (iv) reimbursement of outstanding expenses. Mr. Wilson will also continue to be entitled to certain equity incentive awards, which were previously granted to Mr. Wilson, subject to the terms of these various awards. On August 9, 2016, Mr. Wilson executed a Termination, Voluntary Release, and Waiver of Rights Agreement with the Company.

Employee Retention Cash Bonus Plan

On June 5, 2015, the Compensation, Nominating and Governance Committee of the Board of Directors of the Company and the Board of Directors of the Company approved a cash bonus plan for the Company’s non-executive officer employees for the purpose of retaining of certain key accounting, human resource, and administrative employees through certain key milestone events (the “Employee Retention Cash Bonus Plan”). The terms of the Employee Retention Cash Bonus Plan specify payment of retention bonuses for such employees upon the achievement of the milestones, which are i) the filing of the Company’s annual report on Form 10-K for the fiscal year ended June 30, 2015 (which milestone occurred in October 2015), and ii) the completion of a strategic transaction resulting in a change in control or the sale of substantially all the assets of the Company. The maximum original bonus payable to the employees under each of the milestones is as follows: i) $168 thousand, and ii) $286 thousand, respectively. On July 15, 2016, the Company paid the portion of the retention bonus granted to certain of the Company’s employees related to the completion of the June 30, 2015 annual report on Form 10-K, which amounted to $108 thousand. As of September 30, 2016, the Company has recorded an accrual in the amount of $332 thousand in the accompanying condensed consolidated financial statements for the Employee Retention Cash Bonus Plan.

Note 18 — Employee Retention and Severance Costs

The Company is required to record charges for one-time employee severance benefits and other associated costs as incurred.

Incentive Agreements with Chief Financial Officer

On October 12, 2015, the Company entered into a series of new incentive compensation agreements with Antoine J. Lafargue, the Company’s Chief Financial Officer (the “CFO Incentive Agreements”). The CFO Incentive Agreements include i) amendments to the provisions for severance payments available to the CFO under his existing employment agreement dated October 31, 2014 (pursuant to an amendment of such employment agreement), to include provisions for the payment of up to two years’ salary as severance in the event that the CFO’s employment with the Company is terminated under certain circumstances within a period ending ten months after the date on which a qualifying transaction (as generally defined below) occurs, capped at $600 thousand; ii) a restricted stock award agreement whereby a restricted stock grant was made to the CFO on October 12, 2015 totaling 62,500 shares of common stock that are to vest immediately prior to the completion of a qualifying transaction; iii) a potential cash award pursuant to a transaction incentive agreement, which cash award is contingent upon the completion of a qualifying transaction and would range from $0 to $1 million based on the market value of the Company’s common stock reflected in the qualifying transaction, with the amount of cash award to be equal to $2,750 for each one cent of market value per share of the Company’s common stock reflected in the qualifying transaction above a minimum market value threshold of $1.60 per share; iv) a phantom stock award, also pursuant to the transaction incentive agreement, with payment contingent upon completion of a qualifying transaction and to be based on the value of 62,500 notional shares; and v) an override bonus agreement which provides for a potential bonus outside of the Company’s 2012 Omnibus Incentive Compensation Plan that would double the amounts payable under the awards available under ii, iii, and iv, above, in certain circumstances. For purposes of the CFO Incentive Agreements, a qualifying transaction is generally defined to mean an acquisition of more than 50% of the combined voting power of the then-outstanding voting securities of the Company entitled to vote generally in the election of directors, or the sale or other disposition of greater than 95% of the value of the gross assets of the Company, in either case occurring prior to December 31, 2017. No accrual has been made in the accompanying consolidated financial statements for the CFO Incentive Agreements as amounts are contingent on the occurrence of future events and service. The Company does not consider the future events to meet the definition of “probable” as of June 30, 2016, due to the nature of the events being contingent upon third parties outside of the Company’s control.

Employee Retention Cash Bonus Plan

On June 5, 2015, the Compensation, Nominating and Governance Committee of the Board of Directors of the Company and the Board of Directors of the Company approved a cash bonus plan for the Company’s non-executive officer employees for the purpose of retention of certain key accounting, human resource, and administrative employees through certain key milestone events (the “Employee Retention Cash Bonus Plan”). The terms of the Employee Retention Cash Bonus Plan specify payment of retention bonuses for such employees upon the achievement of the milestones, which are i) the filing of the Company’s annual report on Form 10-K for the fiscal year ended June 30, 2015 (which milestone occurred in October 2015), and ii) the completion of a strategic transaction resulting in a change in control or the sale of substantially all the assets of the company. The maximum original bonus payable to the employees under each of the milestones is as follows: i) $168 thousand, and ii) $286 thousand, respectively. As of June 30, 2016, the Company has recorded an accrual in the amount of $425 thousand in the accompanying consolidated financial statements for the Employee Retention Cash Bonus Plan.

Severance and Termination Benefit Payments

On August 31, 2014, the Company provided a notice of termination to the only remaining employee of its MPA subsidiary. As a result, during the fiscal year ended June 30, 2015, the Company expensed and paid total employee-related severance costs of $475 thousand.

A reconciliation of the beginning and ending liability balance for charges to the consolidated statements of operations and cash payments is as follows for the fiscal years ended:

	June 30,
	2016	2015
	Severance - Termination Benefits	Severance - Termination Benefits
	(In thousands)
Fiscal year beginning balance	$—	$—
Charges to general and administrative expense	—	475
Cash payments	—	(475)

Fiscal year closing balance	$—	$—